Earnings Per Share (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings Per Share
Note 11. Earnings Per Share
Net Loss Per Share
Net loss per share is provided in accordance with ASC Sub-Topic 260-10, Earnings Per Share. Basic earnings per share is computed by dividing net loss for the period by the weighted-average number of common shares outstanding during the period. Diluted earnings per share gives effect to all dilutive potential common shares outstanding during the period. It is computed by dividing undistributed earnings allocated to common stockholders for the period by the weighted average number of common shares outstanding during the period, plus the dilutive effect of outstanding preferred shares, options and unvested stock units, and warrants outstanding pursuant to the treasury stock method.
As the Company incurred a net loss for the three and nine months ended September 30, 2024 and 2023, the inclusion of certain options, unvested stock units, warrants, and contingent Sponsor Earnout Shares in the calculation of diluted earnings per share would be anti-dilutive and, accordingly, were excluded from the diluted loss per share calculation.
The following table summarizes potential common shares that were excluded as their effect is anti-dilutive:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Options and unvested stock units outstanding	7,579	21,205	10,363	16,839
Warrants outstanding	2,144,127	44,948	2,144,127	44,948
Convertible promissory notes	309,974	—	309,974	—
Contingent Sponsor Earnout Shares	2,054	2,054	2,054	2,054
Total	2,463,734	68,207	2,466,518	63,841

Note 11. Earnings Per Share
Net Loss Per Share
Net loss per share is provided in accordance with ASC Sub-Topic 260-10, Earnings Per Share. Basic earnings per share is computed by dividing net loss for the period by the weighted-average number of common shares outstanding during the period. Diluted earnings per share gives effect to all dilutive potential common shares outstanding during the period. It is computed by dividing undistributed earnings allocated to common stockholders for the period by the weighted average number of common shares outstanding during the period, plus the dilutive effect of outstanding preferred shares, options and unvested stock units, and warrants outstanding pursuant to the treasury stock method.
As the Company incurred a net loss for the years ended December 31, 2023 and 2022, the inclusion of certain options, unvested stock units, warrants, and contingent Sponsor Earnout Shares in the calculation of diluted earnings per share would be anti-dilutive and, accordingly, were excluded from the diluted loss per share calculation.
The following table summarizes potential common shares that were excluded as their effect is anti-dilutive:

	Year Ended December 31,
	2023	2022
Options and unvested stock units outstanding	17,423	9,080
Warrants outstanding	443,321	28,511
Contingent Sponsor Earnout Shares	2,054	2,054
Total	462,798	39,645